CONCENTRATION OF RISK (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Concentration of risk percentage	100.00%
Accounts receivable from major customer	$ 1,800,000
Cash, Uninsured Amount	$ 1,300,000	$ 100,000
Accounts Receivable [Member] | Customers A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		75.00%	23.00%	16.00%
Accounts Receivable [Member] | Customers B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		14.00%	63.00%	79.00%
Accounts Receivable [Member] | Customers C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage		10.00%	13.00%
Revenues [Member] | Customers A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	57.00%	76.00%	54.00%	15.00%
Revenues [Member] | Customers B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	23.00%	19.00%	38.00%	81.00%
Revenues [Member] | Customers C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	14.00%	4.00%	7.00%	3.00%